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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X} Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 01/11/2013 to 12/31/2013.

Date of Report:  01/07/2014

Commission File Number of Securitizer:  811-22929

Central Index Key Number of securitizer: 0001589829

Name and telephone number of the person to contact in connection with this filing: Jeffrey Heisey (954)790.0726

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

SEC 2860 (3-11)	 Potential persons who are to respond to the
collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES:

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Heisey Jeffrey Walter (Securitizer)

Date: 01/07/2014

/s/ Jeffrey Walter Heisey


__________________________________________________

Jeffrey Walter Heisey, Principal / Securitizer